Consolidated Statements of Changes in Shareholders’ Equity (Parentheticals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2022
Statement of Stockholders' Equity [Abstract]
Net of issuance cost	$ 487	$ 931